Reconciliation of profit before taxation to headline operating profit - Summary of Reconciliation of Operating (Loss)/Profit to Headline Operating Profit (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Reconciliation of operating profit to headline operating profit [Abstract]
Profit before taxation	£ 338	£ 204
Finance and investment income	(74)	(103)
Finance costs	210	231
Revaluation and retranslation of financial instruments	35	25
Profit before interest and taxation	439	307
Earnings from associates - after interest and tax	(16)	(1)
Operating profit	423	306
Goodwill impairment	0	53
Amortisation and impairment of acquired intangible assets	57	36
Impairment of investments in associates	23	11
Restructuring and transformation costs	131	87
Property-related restructuring costs	22	180
(Gains)/losses on disposal of investments and subsidiaries	(8)	3
Gains on disposal of property	(2)	0
Litigation settlement	0	(10)
Headline operating profit	£ 646	£ 666